Significant Accounting Policies and Recent Accounting Pronouncements (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Major Customer
Provision for doubtful accounts	$ 0	$ 0
Insurance claim proceeds	5,190	1,492
Allowance on insurance claims	$ 0	0
Estimated residual scrap rate per light-weight ton	$ 0.5
Property, Plant and Equipment, Useful Life	35 years
Asset Impairment Charges	$ 0	$ 0	$ 0
Vessels dry-dock or special survey period within the first 15 years of useful life	5 years
Concentration Risk, Percentage	100.00%	100.00%	100.00%
Trade accounts receivable	$ 478	$ 1,201
Amortization of ballast bonus	200	200	$ 200
Total unamortized ballast bonus	46	234
Amortization of contract fulfillment costs	200	200	200
Total unamortized contract fulfilment costs	$ 640	$ 856
Revenues from contracts with customers			$ 11,602
Dilutive securities outstanding	0
Dynagas Holding Ltd | General Partner
Revenue, Major Customer
General partner interest in dynagas LNG partners LP	0.10%
Dynagas Holding Ltd
Revenue, Major Customer
Ownership percentage	42.90%
Customer Concentration Risk | Revenues | Charterer A
Revenue, Major Customer
Concentration Risk, Percentage	40.00%	39.00%	41.00%
Customer Concentration Risk | Revenues | Charterer B
Revenue, Major Customer
Concentration Risk, Percentage	35.00%	34.00%	43.00%
Customer Concentration Risk | Revenues | Charterer C
Revenue, Major Customer
Concentration Risk, Percentage	25.00%	27.00%	16.00%